Note 19 - Earnings Per Share (Details) - Information Used in Computation of EPS on Both Basic and Diluted Basis - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic earnings per share computation:
Net income	$ 350	$ 115	$ 693	$ 193	$ 805	$ 1,135
Preferred stock net accretion	$ (3)	$ (3)	$ (6)	$ (6)	$ (12)	$ (12)
Weighted average shares outstanding, before dilution (in Shares)	888,587	881,861	888,290	880,973	880,618	872,411
Cumulative preferred stock dividends	$ (31)	$ (23)	$ (54)	$ (45)	$ (90)	$ (94)
Dilutive potential shares (in Shares)	1,024	2,814	800	4,700	4,415	4,576
Net income available to common shareholders	$ 316	$ 89	$ 633	$ 142	$ 703	$ 1,029
Weighted average shares outstanding, assuming dilution (in Shares)	889,611	884,675	889,090	885,673	885,033	876,987
Weighted average shares outstanding, basic (in Shares)	888,587	881,861	888,290	880,973	880,618	872,411
Diluted earnings per share (in Dollars per share)	$ 0.36	$ 0.10	$ 0.71	$ 0.16	$ 0.79	$ 1.17
Basic earnings per share (in Dollars per share)	$ 0.36	$ 0.10	$ 0.71	$ 0.16	$ 0.80	$ 1.18
Diluted earnings per share computation:
Net income	$ 350	$ 115	$ 693	$ 193	$ 805	$ 1,135